RELATED PARTY TRANSACTIONS (Details) - Schedule of Compensation of Key Management Personnel - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation
Salaries and other short-term benefits	£ 12	£ 14	£ 13
Post-employment benefits	0	0	0
Share-based payments	12	14	17
Total compensation	£ 24	£ 28	£ 30